Capital and reserves -Authorized and issued share capital (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) shares Vote $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Number of shares authorised | shares		500,000,000
Authorized share capital		$ 50,000
Balance at the beginning	$ 1,493
Share issued for vesting of restricted share units	116,864	4,517	$ 48,622
Share issued for the ACT Acquisition	39,783,820
Balance at the end	$ 13,698	$ 1,493
Par value per share | $ / shares	$ 1	$ 0.0001
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	500,000,000
Authorized share capital	$ 50,000
Ordinary shares [member] | Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	450,000,000
Authorized share capital	$ 45,000
Balance at the beginning (in shares) | shares	0
Balance at the beginning	$ 0
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization (in shares) | shares	101,265,915
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	$ 10,127
Share issued for vesting of restricted share units (in shares) | shares	7,852,791
Share issued for vesting of restricted share units	$ 785
Share issued upon conversion of exchange loan notes (in shares) | shares	789,282
Share issued upon conversion of exchange loan notes	$ 79
Share issued for the ACT Acquisition (in shares) | shares	17,361,258
Share issued for the ACT Acquisition	$ 1,736
Balance at the end (in shares) | shares	127,269,246	0
Balance at the end	$ 12,727	$ 0
Par value per share | $ / shares	$ 0.0001
Number of votes per share | Vote	1
Ordinary shares [member] | Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	50,000,000
Authorized share capital	$ 5,000
Balance at the beginning (in shares) | shares	0
Balance at the beginning	$ 0
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization (in shares) | shares	9,713,864
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization	$ 971
Balance at the end (in shares) | shares	9,713,864	0
Balance at the end	$ 971	$ 0
Par value per share | $ / shares	$ 0.0001
Number of votes per share | Vote	20